Note 11 - Preferred Stock and Common Stock Transactions (Details) (USD $)	0 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended								208 Months Ended	12 Months Ended						16 Months Ended
	Jun. 11, 2013	Nov. 03, 2005	Aug. 27, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2000	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 1998	Dec. 31, 1997
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding				1,000,000		1,000,000	1,000,000							1,000,000
Convertible Preferred Stock, Shares Issued upon Conversion				1
Preferred Stock, Voting Rights				125		125
Stock Issued During Period, Shares, Issued for Services							2,751,229
Stock Issued During Period, Value, Issued for Services (in Dollars)						$ 609,977							$ 405,000
Stock Issued During Period Value Accounts Payable Settlement (in Dollars)						250,474
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				1,000,000		2,500,000	575,000
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)										45,000	254,100	140,700
Debt Conversion, Converted Instrument, Shares Issued						13,753,045	13,669,072
Debt Conversion, Converted Instrument, Amount (in Dollars)				401,970			1,420,446
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)				390,305	130,117	170,639	237,774	94,624
Common Stock, Voting Rights						one
Accrued Salaries (in Dollars)				771,399		418,440	143,167							418,440
Increase (Decrease) in Accrued Liabilities (in Dollars)						27,441
Share Price (in Dollars per share)						$ 0.02								$ 0.02
Proceeds from Warrant Exercises (in Dollars)									6,000		72,100
Stock Issued During Period, Shares, New Issues	250,000					100,000
Proceeds from Issuance of Common Stock (in Dollars)							12,500							8,163,410
Treasury Stock, Shares, Retired			266,666
Stock Issued During Period, Value, New Issues (in Dollars)		625,066					516,111
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)				71,000		71,000	71,000							71,000
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature (in Dollars)							898,326
Series 2009 Preferred Stock [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares							500,000
Series 2006 Preferred Stock [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)						$ 0.001								$ 0.001
Stock Issued During Period, Shares, Issued for Services						8,792,748
Chief Executive Officer [Member] | Series 2006 Preferred Stock [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding				1,000,000			1,000,000
Officer [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services						1,378,004
Stock Issued During Period, Value, Issued for Services (in Dollars)						104,980
Unsold Shares						63,586								63,586
Accrued Salaries (in Dollars)						28,713								28,713
Gifford Mabie [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues							400,000
Stock Issued During Period, Value, New Issues (in Dollars)							140,560
Series 2006 Preferred Stock [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding				1,000,000			1,000,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)				$ 0.001
Common Stock [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				1,000,000
Stock Issued During Period, Value, Issued for Services (in Dollars)				36,000
Stock Issued During Period Shares Accounts Payable Settlement				1,288,250		4,416,617
Stock Issued During Period Value Accounts Payable Settlement (in Dollars)				33,265		4,417
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				1,000,000						90,000	293,300	57,000						100,341
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)				20,000						90	293	57						100
Debt Conversion, Converted Instrument, Shares Issued						13,753,045	13,669,072	3,191,367							399,441	667,000	271,491		2,500	2,241	3,225
Proceeds from Warrant Exercises (in Dollars)									300		73
Treasury Stock, Shares, Retired						266,666
Converted into Shares [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				58,389,516
Interest Expense, Debt (in Dollars)						366,999
Warrants and Options Exercised [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Proceeds from Warrant Exercises (in Dollars)						127,000
Stock Issued During Period, Shares, New Issues						2,500,000	1,235,000
Stock Issued During Period, Value, New Issues (in Dollars)							258,275
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)							$ 46,000
Stock Issued as Collateral [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						9,375,000